Loans - Schedule of Modified TDRs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Modifications
Extended maturities	$ 15,594
Interest rate adjustment	0
Maturity and interest rate adjustment	23,374
Movement to or extension of interest-rate only payments	241
Forbearance	122
Other concession(s)	17,710
Total	57,041
Troubled Debt Restructurings
Financing Receivable, Modifications
Total TDRs	57,000	$ 0
TDRs in accrual status	34,500
TDRs in non-accrual status	$ 22,500